2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Property, Plant & Equipment - Estimated Useful Lives
Buildings	39 years

Fair Value Measurements
	Total	Level 1	Level 2	Level 3
Assets:
Investments	$21,853	21853	-	-